Other Comprehensive Income (Loss) - Schedule of Other Comprehensive Income (Loss) (Details) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	$ 49,805,465	$ 47,994,376
Items that can be recycled to profit and loss:
Balance	59,242,012	49,805,465
Conversion translation adjustment on foreign subsidiaries [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	2,628,214	30,825
Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(928,159)	(2,659,039)
Balance	(3,556,373)	2,628,214
Other equity instruments [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(28,197)	(317,267)
Items that can be recycled to profit and loss:
Balance	(28,197)	(28,197)
Items that will not be recycled to profit and loss:
Other equity instruments		289,070
Total Other Comprehensive Income [Member]
Schedule of Other Comprehensive Income (Loss) [Line Items]
Balance	(2,656,411)	(286,442)
Items that can be recycled to profit and loss:
Conversion translation adjustment on foreign subsidiaries	(928,159)	(2,659,039)
Balance	$ (3,584,570)	(2,656,411)
Items that will not be recycled to profit and loss:
Other equity instruments		$ 289,070